UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings
entries.

Institutional Investment Manager Filing this Report:

Name:        UBS Global Asset Management Life Limited
Address:     21 Lombard Street,
             London, UK, EC3A 9AH

13F File Number:  05961


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name: Louise Tyler
Title: Compliance Analyst
Phone: (44)207-901-5131
Signature, Place, and Date of Signing:

/s/ L. Tyler LONDON, UK   July 19, 2004


Report Type (Check only one.):

[ ]    13F HOLDINGS REPORT.

[X]    13F NOTICE.

[ ]    13F COMBINATION REPORT.





FORM 13F SUMMARY PAGE


Report Summary:

Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  1,240

Form 13F Information Table Value Total:  $9,116,288,381




List of Other Included Managers:

No.      13F File Number    Name

1   28-05673  UBS Global Asset Management (UK)
Limited

2   28-05959  UBS Global Asset Management
International